Document and Entity Information	6 Months Ended
Jun. 30, 2021
Cover [Abstract]
Document Type	S-4/A
Amendment Flag	false
Entity Registrant Name	Benefit Street Partners Realty Trust, Inc.
Entity Central Index Key	0001562528
Entity Filer Category	Non-accelerated Filer
Entity Small Business	false
Entity Emerging Growth Company	false